OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current liabilities [abstract]
Schedule of other non-current liabilities

	As at December 31, 2022	As at December 31, 2021
Deposit on Pascua-Lama silver sale agreement	$158	$154
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	415	438
Long-term income tax payable	200	267
GoT shareholder loan	118	150
Pueblo Viejo JV partner shareholder loan	318	164
Provision for offsite remediation	32	52
Other	88	76
	$1,329	1,301
[1]Revenues of $40 million were recognized in 2022 (2021: $44 million) through the draw-down of our streaming liabilities relating to a contract in place at Pueblo Viejo.